Note 8 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 32,207	$ 26,429
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	$ 12,712	$ 9,375